COMMITMENT AND CONTINGENT LIABILITIES (Details Textual)	1 Months Ended		12 Months Ended			24 Months Ended	80 Months Ended
	Jan. 31, 2015 USD ($) a	Jan. 31, 2015 ILS (₪) a	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Oct. 31, 2015 USD ($)
Revenue from Grants			$ 110,220			$ 162,017	$ 272,237
Grants Receivable			185,000				185,000		$ 56,000
Royalty Agreement, Expected Minimum Equity Proceeds to Pay Royaltues			$ 10,000,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year	1 year	2 years	2 years
Other Commitments, Future Minimum Payments, Remainder of Fiscal Year			$ 10,000				10,000
Other Commitment, Due in Next Twelve Months			25,000				25,000
Other Commitment, Due in Second Year			50,000				50,000
Area of Land | a	108	108
Operating Leases, Rent Expense	$ 1,750	₪ 6,780	1,800	₪ 7,000
Service Fee Percentage on Grants Received									10.00%
Operating Leases, Future Minimum Payments Due, Next Twelve Months			23,000				$ 23,000	₪ 91,000
Royalty Payment, Description					The Company is required to pay royalties to the OCS at a rate of 3% in the first three years and 3.5% starting from the fourth year, of the proceeds from the sale of the Company's products arising from the Development Plan up to an amount equal to $162,017, plus interest from the date of the grant. The total amount including interest is approximately $167,000.
Research and Development Arrangement [Member]
Revenue from Grants			$ 56,000